UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.3%
Long-Term Municipal Bonds - 93.6%
Alabama - 2.0%
County of Jefferson AL
Series 2017
5.00%, 9/15/33	$1,000	$1,137,740
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36	2,500	2,723,325
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/42	3,010	3,353,350
University of Alabama (The)
Series 2008A
5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,064,890
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,910,900
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	4,941,187

		26,131,392

Arizona - 2.1%
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,038,466
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27 (a)	1,507	1,507,000
Salt River Project Agricultural Improvement & Power District
Series 2016A
5.00%, 1/01/34	5,000	5,799,950
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,190,398
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.00%, 10/01/37 (a)(b)	1,200	1,226,232

		26,762,046

California - 12.0%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	11,788,570
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,385,104

	Principal Amount (000)	U.S. $ Value
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	$1,510	$1,586,753
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,391,720
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	5,795	6,184,424
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,754,205
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	81,489
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,550,464
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	9,674,478
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	1,997,440
Los Angeles Department of Water
Series 2013A
5.00%, 7/01/31	9,115	10,260,482
Series 2013B
5.00%, 7/01/32	1,900	2,163,074
Los Angeles Department of Water & Power
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	17,873,968
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	6,897,915
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM) (a)	1,000	1,118,660
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	18,116,521
Series 2014A
5.00%, 8/01/34	5,790	6,511,260
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	14,215	16,529,233
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,018,990

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	$2,800	$2,951,060
State of California
Series 2013
5.00%, 11/01/29	8,000	9,136,080
Series 2017
5.00%, 8/01/35	2,000	2,290,640
University of California
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM) (a)	1,480	1,700,683
5.00%, 5/15/30	1,720	1,958,203

		154,921,416

Colorado - 1.3%
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,119,646
5.375%, 9/01/26	3,600	3,874,428
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,456,533
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/21 (a)(c)(d)(e)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,599,512
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35 (a)	1,500	1,515,300
Series 2017A
5.00%, 12/01/38 (a)	1,000	1,010,760
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	1,950	2,010,625

		16,242,424

Connecticut - 1.7%
State of Connecticut
Series 2015B
5.00%, 6/15/32	7,175	7,847,010
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	7,703,600
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,002,235

		22,552,845

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	593,813

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.0%
District of Columbia
Series 2010
5.00%, 10/01/34 (Pre-refunded/ETM)	$700	$714,840
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	10,204,608
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	7,965,510
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,571,814
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax)
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,014,050

		26,470,822

Florida - 3.9%
Bexley Community Development District
Series 2016
4.70%, 5/01/36 (a)	1,750	1,777,510
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,639,740
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)(b)	1,000	1,074,640
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,884,501
Series 2015A
5.00%, 10/01/38	4,300	4,747,157
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,505,695
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,253,745
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,384,144
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	125	118,930

	Principal Amount (000)	U.S. $ Value
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (a)	$1,855	$1,819,829
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,206,937
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,268
6.05%, 11/01/39	750	750,908
North Broward Hospital District
Series 2017B
5.00%, 1/01/35	5,230	5,616,183
Orange County School Board COP
Series 2016C
5.00%, 8/01/34	5,000	5,706,650
Sarasota County Health Facilities Authority (Village on the Isle)
Series 2017A
5.00%, 1/01/42	1,100	1,196,107
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	5,697,350

		50,630,294

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	533,257

Hawaii - 1.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,647,623
Series 2016F
4.00%, 10/01/31-10/01/35	19,815	20,925,722

		23,573,345

Illinois - 5.8%
Chicago Board of Education
Series 2017D
5.00%, 12/01/31	1,800	1,854,486
Series 2017G
5.00%, 12/01/34	2,350	2,395,238
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32 (a)	1,384	1,391,598
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,222,247
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	741,465

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (a)	$3,345	$3,317,390
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(f)	590	32,328
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	4,969,920
Illinois State Toll Highway Authority
Series 2017A
5.00%, 1/01/42	15,000	16,883,700
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,700,582
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	11,500	12,222,775
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,039,140
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,750,069
Series 2017D
5.00%, 11/01/28	8,700	9,037,299
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25 (a)	835	859,958
5.00%, 3/01/36 (a)	2,323	2,404,746
Series 2015B
6.00%, 3/01/36 (a)	694	738,340

		75,561,281

Indiana - 1.8%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,069,524
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,064,733
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,457,037

		23,591,294

Iowa - 0.4%
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/36	5,375	5,859,870

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.8%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/47	$2,635	$2,882,321
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,300	1,400,243
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	5,626,375

		9,908,939

Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/33-10/01/44	7,290	8,123,551
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/34 (Pre-refunded/ETM) (a)	20	23,752
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/34	1,730	1,917,463
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 5/01/34-5/01/36	13,120	15,094,183

		25,158,949

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33	4,560	5,000,359

Maryland - 0.2%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40 (a)	885	906,594
Maryland Economic Development Corp. (Ports America Chesapeake LLC)
Series 2017A
5.00%, 6/01/35 (a)	1,035	1,157,265

		2,063,859

Massachusetts - 2.2%
Commonwealth of Massachusetts
NATL Series 2000G
2.131%, 12/01/30 (g)	3,100	3,100,000

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency
Series 2010A
5.00%, 1/01/40 (Pre-refunded/ETM) (a)	$1,820	$1,933,204
5.00%, 1/01/40	180	184,900
5.50%, 1/01/30 (Pre-refunded/ETM) (a)	4,325	4,632,853
5.50%, 1/01/30	425	443,539
Massachusetts Development Finance Agency (Boston University)
Series 2016B
5.00%, 10/01/46	2,000	2,253,820
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/34	1,000	1,164,530
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/33	2,000	2,290,740
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	1,725	1,988,200
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	2,385	2,619,756
Series 2017L
5.00%, 7/01/44	5,000	5,455,100
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,346,519

		28,413,161

Michigan - 3.8%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,776,513
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D4
5.00%, 7/01/34	11,225	12,306,641
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,220,700
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,694,908
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	8,798,498

	Principal Amount (000)	U.S. $ Value
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(h)	$5,990	$6,049,900
Series 2016
9.00%, 12/01/25 (a)(h)(i)(j)	1,415	1,429,150
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (k)	2,000	1,386,840
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (a)	3,790	4,003,528
5.00%, 11/15/29	1,425	1,497,889

		49,164,567

Minnesota - 0.8%
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,318,270
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	1,000	1,182,590
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,146,970
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,746,975

		10,394,805

Mississippi - 1.3%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	16,283,700

Missouri - 1.6%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	14,000	14,043,400
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	1,960,671
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,593,835
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(b)	2,725	2,706,252

		20,304,158

	Principal Amount (000)	U.S. $ Value
Nebraska - 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/28	$2,620	$3,019,995
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,126,482

		6,146,477

Nevada - 0.7%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/42	1,965	2,136,800
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,696,849

		8,833,649

New Jersey - 5.9%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,014,141
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,279,509
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	6,626,706
Series 2017B
5.00%, 11/01/20	5,000	5,318,700
Series 2017D
5.00%, 6/15/34-6/15/35	3,560	3,786,063
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37	3,320	3,590,215
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/34	5,000	5,347,050
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,389,738

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	$4,750	$5,331,685
Series 2015E
5.00%, 1/01/33	11,000	12,342,000
Series 2016A
5.00%, 1/01/33	8,500	9,608,570
Series 2017A
5.00%, 1/01/34	5,000	5,695,600
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,806,854

		76,136,831

New York - 11.2%
City of New York NY
Series 2008B
5.25%, 9/01/23 (Pre-refunded/ETM) (a)	3,695	3,765,981
5.25%, 9/01/23	1,305	1,329,743
Series 2012G
5.00%, 4/01/29	9,550	10,556,475
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,882,625
Series 2013B
5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,740,200
Series 2013E
5.00%, 11/15/32	5,000	5,629,200
Series 2016D
5.00%, 11/15/31	5,000	5,748,350
Series 2017C
5.00%, 11/15/33	5,500	6,386,930
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,560,720
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	16,854,337
Series 2014B-1
5.00%, 8/01/32	4,000	4,551,000
Series 2014D-1
5.00%, 2/01/34	5,000	5,630,400
Series 2016B
5.00%, 8/01/32	10,000	11,509,300
Series 2017
5.00%, 2/01/36	2,500	2,852,775
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,053,915
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (a)	705	782,719
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,707,051

	Principal Amount (000)	U.S. $ Value
Series 2015E
5.00%, 3/15/34	$11,000	$12,682,230
5.25%, 3/15/33	2,000	2,338,220
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.153%, 1/01/39 (g)	3,700	3,544,563
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,329,247
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,538,050
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	15,465,350
Triborough Bridge & Tunnel Authority
Series 2017C
5.00%, 11/15/42	6,250	7,159,250

		144,598,631

North Carolina - 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,701,400

Ohio - 3.9%
City of Akron OH
Series 2014
5.00%, 12/01/33 (Pre-refunded/ETM)	4,250	4,788,730
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,589,724
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,544,715
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31	9,000	10,465,530
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	8,000	8,473,280
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,403,528
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,218,220

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	$1,985	$1,819,491
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	950	870,637
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,090	998,941
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,744,817

		49,917,613

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,082,880

Oregon - 0.6%
Oregon State Lottery
Series 2017A
5.00%, 4/01/34	4,000	4,655,880
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,320,400

		7,976,280

Pennsylvania - 3.1%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,665,100
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	4,715	5,112,663
Moon Industrial Development Authority(Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	5,375	5,670,733
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM) (a)	485	491,489
5.50%, 7/01/23 (Pre-refunded/ETM)	3,455	3,502,990
Philadelphia Authority for Industrial Development(Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	3,100	3,192,814
Philadelphia Authority for Industrial Development(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(d)(e)(f)	1,030	10,300

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	$6,925	$7,373,255
State Public School Building Authority (The School District of Philadelphia)
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,867,770
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,902,972

		39,790,086

Rhode Island - 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	2,180	2,190,006

South Carolina - 1.1%
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/33	4,150	4,630,155
Series 2016B
5.00%, 12/01/36-12/01/56	9,250	10,078,905

		14,709,060

South Dakota - 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,034,887

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	4,325	4,803,302

Texas - 12.1%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,596,458
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	600,142
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	280	280,818

	Principal Amount (000)	U.S. $ Value
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	$4,250	$4,669,759
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	11,078,700
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,134,850
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,779,150
City of Houston TX Airport System Revenue
AGM Series 2000P
2.961%, 7/01/30 (g)	1,675	1,614,181
XLCA Series 2002D
3.188%, 7/01/32 (g)	1,900	1,831,505
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,064,780
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	7,000	8,001,630
City of San Antonio TX Electric & Gas Systems Revenue
Series 2009A
5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,372,633
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,647,141
Series 2016A
5.00%, 8/15/38	1,855	2,100,546
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	14,672,757
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23 (Pre-refunded/ETM)	5,000	5,082,750
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	1,235	1,328,107
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	2,790	2,906,036
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,643,120
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30 (Pre-refunded/ETM)	7,500	8,299,200

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 1/01/34-1/01/35	$15,585	$17,277,122
Series 2015B
5.00%, 1/01/34	1,700	1,898,492
Series 2016A
5.00%, 1/01/36	1,000	1,121,560
State of Texas
Series 2017B
5.00%, 10/01/33	13,585	15,931,265
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM) (a)	2,150	2,508,319
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,211,017
Series 2015I
5.50%, 11/15/45	1,670	1,692,862
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	6,685	6,654,717
Series 2015B
5.00%, 11/15/36	1,850	1,934,027
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)	2,000	1,853,940
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	9,990,737
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,468,829
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,723,037

		155,970,187

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	725	788,213

	Principal Amount (000)	U.S. $ Value
Virginia - 1.4%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	$1,415	$1,447,234
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/48	12,105	13,841,946
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
5.00%, 6/15/34	2,500	2,750,575

		18,039,755

Washington - 1.9%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	6,155	6,526,331
5.00%, 1/01/23	6,480	6,844,371
Energy Northwest (Bonneville Power Administration)
Series 2017A
5.00%, 7/01/34	5,440	6,305,123
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	640,701
5.25%, 6/01/26	4,000	4,181,000

		24,497,526

West Virginia - 0.6%
West Virginia Economic Development Authority
Series 2010A
5.00%, 6/15/35 (Pre-refunded/ETM)	5,000	5,378,850
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	2,155	2,097,914

		7,476,764

Wisconsin - 1.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	2,465	2,605,160
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,300	2,598,816
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	1,495	1,725,813
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,395	3,751,780
Series 2016B
5.00%, 12/01/25 (b)	1,795	2,017,688

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Denver International Airport Great Hall Project)
Series 2017
5.00%, 9/30/49	$1,000	$1,086,350
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (b)	3,465	3,551,833
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,075,640

		18,413,080

Total Long-Term Municipal Bonds (cost $1,180,595,561)		1,210,223,223

Short-Term Municipal Notes - 3.7%
California - 0.9%
California Statewide Communities Development Authority (Irvine Apartment Communities LP)
Series 2008W
1.05%, 9/15/29 (l)	12,000	12,000,000

Texas - 2.8%
State of Texas
Series 2017
4.00%, 8/30/18	35,000	35,471,450

Total Short-Term Municipal Notes (cost $47,530,607)		47,471,450

Total Municipal Obligations (cost $1,228,126,168)		1,257,694,673

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (m)(n)(o) (cost $19,801,681)	19,801,681	19,801,681

Total Investments - 98.8% (cost $1,247,927,849) (p)		1,277,496,354
Other assets less liabilities - 1.2%		15,051,294

Net Assets - 100.0%		$1,292,547,648

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $25,445,312 or 2.0% of net assets.
(c)	Defaulted matured security.
(d)	Non-income producing security.
(e)	Illiquid security.
(f)	Defaulted.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $10,090,249 or 0.78% of net assets.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.58% of net assets as of February 28, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30	7/24/13	$5,764,495	$6,049,900	0.47%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2016
9.00%, 12/01/25	5/26/16	1,267,616	1,429,150	0.11%

(i)	When-Issued or delayed delivery security.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School
Series 2005
5.38%, 11/01/30	11/30/05	$2,000,000	$1,386,840	0.11%

(l)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,183,333 and gross unrealized depreciation of investments was $(10,614,828), resulting in net unrealized appreciation of $29,568,505.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,126,625,211		$83,598,012		$1,210,223,223
Short-Term Municipal Notes		– 0	–	47,471,450		– 0	–	47,471,450
Short-Term Investments		19,801,681		– 0	–	– 0	–	19,801,681

Total Investments in Securities		19,801,681		1,174,096,661		83,598,012		1,277,496,354
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$19,801,681		$1,174,096,661		$83,598,012		$1,277,496,354

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$68,752,360		$68,752,360
Accrued discounts/(premiums)	(34,607)		(34,607)
Realized gain (loss)	(962,340)		(962,340)
Change in unrealized appreciation/depreciation	304,091		304,091
Purchases	19,276,518		19,276,518
Sales	(4,846,010)		(4,846,010)
Transfers in to Level 3	1,108,000		1,108,000
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$83,598,012		$83,598,012	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(594,861)		$(594,861)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,573	$219,651	$203,422	$19,802	$113

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.7%
Long-Term Municipal Bonds - 101.7%
Alabama - 1.0%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$18,565	$21,445,731
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,024,850
7.00%, 2/01/36	3,130	3,215,011

		25,685,592

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	4,778,850

Arizona - 1.3%
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/40-11/15/45 (a)	5,765	5,900,323
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51 (a)	1,950	1,924,692
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.30%, 7/01/42 (a)	1,000	1,143,760
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	4,400	4,245,076
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	10,690	11,318,893
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,425,256
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,200	2,488,442
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46 (a)	3,000	3,182,115

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	$1,225	$1,253,873

		32,882,430

California - 6.2%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,650,368
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,587,000
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (a)	2,560	2,932,557
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,073,200
6.875%, 1/01/42 (a)(b)	3,500	3,767,540
Series 2014
5.00%, 1/01/35 (a)	1,050	1,027,708
5.25%, 1/01/45 (a)	3,025	2,981,924
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,709,220
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (a)	3,800	4,334,052
7.25%, 6/01/43 (a)	6,565	7,517,910
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	3,290	3,544,317
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	11,865	12,617,953
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)(b)	2,045	2,041,503
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2016A
5.00%, 7/01/46-7/01/51 (b)	5,250	5,637,905

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	$1,165	$1,178,677
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,087,234
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	1,000	1,070,860
6.75%, 8/01/44	6,180	6,678,232
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	8,995	6,701,275
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,267,380
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,762,347
California Statewide Communities Development Authority (John Muir Health)
Series 2016A
5.00%, 8/15/41	1,000	1,121,360
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	4,000	4,676,400
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,555,764
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32 (a)	1,000	1,077,770
6.00%, 10/01/47 (a)	1,000	1,083,790
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,034,285
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease)
Series 2016D
5.00%, 12/01/45	6,150	6,895,011

	Principal Amount (000)	U.S. $ Value
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/34-11/01/36	$8,025	$8,412,538
Norco Community Redevelopment Agency Successor Agency
Series 2010
6.00%, 3/01/36	450	489,605
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,735,140
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,090,896
Series 2014B
5.25%, 1/15/44	4,000	4,360,200
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36 (a)	3,600	3,600,144
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,351,263
University of California
Series 2013A
5.00%, 5/15/32 (f)	10,000	11,353,300
University of California CA Revenues
5.00%, 5/15/33 (f)	9,000	10,198,980
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (a)	5,900	6,397,842

		161,172,700

Colorado - 1.4%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,730	5,903,905
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,318,138
Clear Creek Station Metropolitan District No 2
Series 2017A
5.00%, 12/01/47 (a)	1,000	1,008,230
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	889,938
5.125%, 11/01/49	765	763,164
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,207,256

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Christian Living Communities)
Series 2016
5.00%, 1/01/31 (a)	$2,975	$3,160,819
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,804,621
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)(b)	1,750	1,833,790
6.25%, 12/01/50 (a)(b)	1,000	1,049,260
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45 (a)	1,000	1,046,630
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	645,444
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40 (a)	1,293	1,344,849
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,000	1,031,440
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45 (a)	1,610	1,634,198
Series 2017A
5.00%, 12/01/47 (a)	2,000	2,011,200
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	2,550	2,629,280

		35,282,162

Connecticut - 1.8%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (f)	7,850	8,449,975
Series 2016A
5.00%, 3/15/32	7,630	8,386,362
Series 2016E
5.00%, 10/15/33	12,765	14,058,860
Series 2017A
5.00%, 4/15/32-4/15/35	14,150	15,596,319

		46,491,516

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	607,200

District of Columbia - 0.9%
District of Columbia
Series 2011
6.625%, 3/01/41 (a)	1,850	2,102,340

	Principal Amount (000)	U.S. $ Value
Series 2013
6.00%, 7/01/48	$2,900	$3,462,600
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,276,270
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,831,384
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	4,050,358
District of Columbia (KIPP DC)
Series 2017A
5.00%, 7/01/42-7/01/48	6,800	7,498,392

		23,221,344

Florida - 5.5%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (a)	5,000	5,609,550
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,386,471
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46 (a)	4,065	4,708,870
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,318,280
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	2,090	2,122,959
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)(b)	1,550	1,667,645
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)	1,500	1,511,025
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,582,660
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,308,851

	Principal Amount (000)	U.S. $ Value
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	$3,950	$4,359,220
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)(g)	4,200	3,318,798
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,840,961
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	6,710	6,840,174
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,669,852
Series 2014
5.00%, 11/15/39-11/15/44	14,850	15,676,317
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	1,035	1,221,828
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	25,135	26,598,260
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017A
5.00%, 1/01/47-1/01/52	6,950	7,512,032
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/35-8/15/47	16,875	18,859,009
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,184,055

		141,296,817

Georgia - 0.3%
Glynn-Brunswick Memorial Hospital Authority
Series 2017
5.00%, 8/01/47	2,650	2,879,941
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,398,900

		8,278,841

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	942,260

	Principal Amount (000)	U.S. $ Value
Idaho - 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	$4,000	$4,444,280

Illinois - 13.6%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	5,048,650
Series 2012A
5.00%, 12/01/42	3,580	3,569,654
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	15,997,673
Series 2016A
7.00%, 12/01/44	3,095	3,578,563
Series 2017A
7.00%, 12/01/46 (b)	3,500	4,177,880
Series 2017B
6.75%, 12/01/30 (b)	11,365	13,602,200
7.00%, 12/01/42 (b)	2,400	2,873,208
Series 2017C
5.00%, 12/01/34	5,055	5,152,309
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/32-1/01/36	10,170	11,853,128
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,331,007
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,449,400
Series 2014
5.25%, 12/01/49	8,000	8,824,320
City of Chicago IL
Series 2010A
4.00%, 12/01/18	595	603,455
Series 2012A
5.00%, 1/01/34	695	711,478
Series 2014A
5.00%, 1/01/23-1/01/36	2,485	2,593,188
Series 20152
5.00%, 1/01/25	400	433,624
Series 2015A
5.00%, 1/01/19	600	612,084
5.50%, 1/01/33	1,000	1,066,660
Series 2016C
5.00%, 1/01/38	590	609,647
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(h)	7,950	6,942,179
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	709	709,470

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	$6,400	$6,919,808
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47-2/15/50	2,790	2,916,530
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,505,088
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,385,384
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42 (a)	7,525	7,892,295
5.75%, 5/15/46 (a)	4,740	4,984,584
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	17,204,580
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48 (a)	4,344	4,296,851
6.44%, 5/15/55 (a)	8,560	8,489,483
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(h)	2,277	124,711
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,256,300
Series 2015
5.25%, 5/15/50	2,300	2,373,531
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32-2/15/36	12,535	13,925,191
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	1,075	1,141,263
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,748,850
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	24,988,054
Series 2016A
5.00%, 12/01/32	7,735	8,830,353
Metropolitan Pier & Exposition Authority
Series 2017A
5.00%, 6/15/57	6,885	7,311,457

	Principal Amount (000)	U.S. $ Value
Series 2017B
Zero Coupon, 12/15/54	$8,000	$1,193,120
State of Illinois
Series 2014
5.00%, 5/01/29-5/01/36	30,190	30,714,486
Series 2016
5.00%, 2/01/25-11/01/35	47,125	48,926,993
Series 2017D
5.00%, 11/01/28	12,000	12,465,240
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33 (a)	10,282	9,944,236
Series 2016B
7.00%, 3/01/33 (a)	4,434	4,310,025
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25 (a)	3,211	3,306,977
5.00%, 3/01/36 (a)	8,969	9,284,619
Series 2015B
6.00%, 3/01/36 (a)	2,678	2,849,097

		353,028,883

Indiana - 1.7%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,359,727
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,666,401
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,818,514
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	24,155,317
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	2,000	2,056,360

		43,056,319

Iowa - 0.2%
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	4,000	4,307,840

Kentucky - 2.3%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/46	7,855	8,426,687

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	$3,250	$3,499,048
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/45	5,000	5,446,350
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.)
Series 2016A
5.00%, 5/15/46-5/15/51 (a)	8,000	8,314,825
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	7,765	8,113,105
5.50%, 11/15/45 (a)	2,350	2,463,646
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/30-1/01/45	11,755	12,820,479
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,045	4,351,611
5.25%, 6/01/41	3,650	3,967,185
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50 (a)	2,650	2,671,041

		60,073,977

Louisiana - 1.8%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	5,775	5,892,925
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	7,625	8,443,086
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	5,000	5,524,400

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (a)	$25	$29,690
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (a)(c)(d)(e)	7,250	72,500
Series 2014A
8.375%, 7/01/39 (a)(c)(d)(e)	17,000	170,000
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2016A
5.00%, 7/01/51	10,000	10,746,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	2,080	2,260,482
Series 2017
5.00%, 5/15/42	5,000	5,441,750
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	2,350	2,581,945
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37 (a)	4,600	4,904,244

		46,067,022

Maine - 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	7,270	7,871,302
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,175,587
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	8,766,468

		25,813,357

Maryland - 0.6%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34 (a)	1,500	1,592,115
6.125%, 7/01/39 (a)	750	796,080
6.25%, 7/01/44 (a)	2,000	2,144,140
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40 (a)	1,000	1,024,400

	Principal Amount (000)	U.S. $ Value
County of Frederick MD (Mount St Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/37-9/01/45 (b)	$2,885	$3,025,341
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,614,563

		14,196,639

Massachusetts - 3.1%
Commonwealth of Massachusetts
NATL Series 2000D
2.176%, 12/01/30 (i)	1,550	1,550,000
NATL Series 2000E
2.206%, 12/01/30 (i)	5,400	5,400,000
NATL Series 2000F
2.16%, 12/01/30 (i)	11,275	11,275,000
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/33 (a)(b)	2,000	2,436,600
6.50%, 11/15/43 (a)(b)	3,750	4,607,363
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35-10/01/43	5,500	5,998,425
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/34-7/01/47	5,080	5,385,489
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,340,250
Series 2014
5.125%, 7/01/44	1,000	1,080,240
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37-10/01/57 (b)	6,000	6,310,110
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	3,650	4,206,917
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	12,175	10,018,929
Series 2017A
7.75%, 12/01/44 (a)(b)	5,235	5,130,038
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (f)	10,000	11,172,400

		79,911,761

	Principal Amount (000)	U.S. $ Value
Michigan - 5.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.25%, 7/01/39	$11,115	$12,019,761
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,425	1,513,706
5.25%, 7/01/27	5,000	5,441,600
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,402,373
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47-11/01/52 (a)	2,245	2,330,914
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016B
5.00%, 7/01/46	10,000	10,939,200
Series 2016D
5.00%, 7/01/36	8,500	9,317,445
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C-1
5.00%, 7/01/44	11,970	12,990,682
Series 2014C-2
5.00%, 7/01/44	2,000	2,138,560
Series 2014C-6
5.00%, 7/01/33	2,750	3,023,240
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/30	1,000	1,109,020
Series 2014D4
5.00%, 7/01/29	1,400	1,555,176
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39-7/01/44	14,580	15,694,776
Michigan Finance Authority (Trinity Health Corp Obligated Group)
Series 2017A-MI
5.00%, 12/01/42	1,930	2,163,858
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)(b)	3,785	3,869,037

	Principal Amount (000)	U.S. $ Value
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(g)	$10,065	$10,165,650
Series 2014
9.00%, 12/01/25 (a)(g)	5,840	5,898,400
Series 2016
9.00%, 12/01/25 (a)(g)(j)(k)	2,890	2,918,900
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,816,833
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	23,314,394
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/46 (a)(b)	2,895	2,962,135

		135,585,660

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36-9/01/46	8,310	8,917,866

Missouri - 1.3%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	1,900	2,034,976
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,585,223
Series 2011
6.00%, 2/01/41	1,750	1,887,760
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax)
Series 2016A
5.00%, 4/01/36-4/01/46 (a)(b)	2,150	2,193,094
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)(b)	5,650	5,568,979
Kansas City Land Clearance Redevelopment Authority (KC Hotel Property Owner LLC)
Series 2018B
5.00%, 2/01/40 (a)(b)	1,400	1,428,476

	Principal Amount (000)	U.S. $ Value
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	$10,000	$10,244,963
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
2.48%, 9/01/33 (i)	8,000	7,583,440

		32,526,911

Nebraska - 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 9/01/37	1,500	1,641,000
Series 2017A
5.00%, 9/01/42	2,500	2,953,350
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,246,947

		8,841,297

Nevada - 0.1%
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,296,190

New Hampshire - 0.8%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	10,000	10,998,000
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,895,450
Series 2016
5.00%, 1/01/41-1/01/46	5,285	5,863,612

		21,757,062

New Jersey - 7.1%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,751,750
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	5,900	6,275,299
Series 2014U
5.00%, 6/15/40	3,500	3,627,610
Series 2015W
5.25%, 6/15/40	5,000	5,287,700

	Principal Amount (000)	U.S. $ Value
Series 2017B
5.00%, 11/01/26	$10,000	$11,010,100
Series 2017D
5.00%, 6/15/42	5,000	5,238,000
Series 2018A
5.00%, 6/15/47	5,000	5,260,550
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,751,838
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	10,750	11,552,755
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,799,518
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	665	683,334
5.25%, 9/15/29	4,140	4,513,842
Series 2000B
5.625%, 11/15/30	4,525	5,118,092
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,526,052
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/38	4,500	4,766,670
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	22,140	24,397,769
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/36	5,000	5,226,100
Series 2015A
5.00%, 6/15/45	1,000	1,038,890
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	10,373,220
Series 2015E
5.00%, 1/01/45	18,000	19,949,760
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,417,959

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	$23,210	$23,094,414

		182,661,222

New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,706,360

New York - 8.2%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,035,902
5.50%, 11/01/44	2,875	2,983,445
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,108,384
5.625%, 6/15/34	1,235	1,348,299
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (a)(c)	5,000	4,836,000
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,358,885
Series 2016A
5.00%, 11/15/32	1,295	1,475,976
Series 2016B
5.00%, 11/15/37	13,265	15,000,990
Series 2016C
5.00%, 11/15/36	3,705	4,198,876
AGM Series 2016B
5.00%, 11/15/35	6,735	7,649,209
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23 (a)	1,121	1,167,188
6.50%, 1/01/32 (a)	1,399	1,488,452
6.70%, 1/01/49 (a)	5,999	6,384,897
Series 2014B
5.50%, 7/01/20 (a)	208	211,432
Series 2014C
2.00%, 1/01/49 (a)(d)(e)(g)	1,933	328,612
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (f)	10,000	11,283,200
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (f)	18,640	20,906,258
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,018,142
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	9,500	10,622,045

	Principal Amount (000)	U.S. $ Value
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (f)	$10,000	$10,880,500
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
2.18%, 12/01/20 (i)	2,000	2,000,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.153%, 1/01/39 (i)	11,025	10,561,840
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	17,110	18,626,117
5.25%, 1/01/50	8,000	8,750,240
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (a)	3,765	4,247,899
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	6,290	6,299,561
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,457,600
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,506,165
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	11,175	12,597,244
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	4,270	4,145,529
5.25%, 9/15/42-9/15/53 (a)	11,510	11,244,591
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	10,000	10,565,800

		213,289,278

North Carolina - 0.2%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	1,000	1,103,190
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	1,625	1,717,186

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41-9/01/46 (a)	$2,250	$2,347,730

		5,168,106

North Dakota - 0.5%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/43-6/01/53	11,950	12,750,919

Ohio - 4.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	43,190	41,133,292
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,465	1,617,199
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	16,600	17,582,056
5.25%, 2/15/47	7,575	8,093,281
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	11,835	11,901,513
County of Franklin OH (Trinity Health Corp. Obligated Group)
Series 2017
5.00%, 12/01/47	3,850	4,292,943
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,052,900
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.125%, 1/15/50 (a)	1,560	1,630,715
Series 20151
7.00%, 1/15/40 (a)	5,265	5,497,186
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	12,525	11,480,665
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	2,730	2,501,936
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	1,540	1,551,057
4.50%, 1/15/48 (a)(b)	2,625	2,687,974

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	$1,510	$1,383,855
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	12,013,210
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,028,180

		125,447,962

Oklahoma - 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	3,875	4,177,831

Oregon - 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44 (a)	2,750	2,934,663
5.50%, 10/01/49 (a)	5,650	6,044,822
Oregon St Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (f)	10,000	11,504,450

		20,483,935

Pennsylvania - 4.3%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	3,070	3,257,454
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2016A
5.00%, 11/15/46	1,250	1,359,900
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	11,665	11,979,942
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	4,170	4,356,191
Series 2012
5.25%, 1/01/32-1/01/41 (a)	3,720	3,831,896

	Principal Amount (000)	U.S. $ Value
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32	$1,000	$1,082,040
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,865	2,041,560
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25	4,000	4,659,160
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50 (a)	3,000	3,033,060
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	18,125	19,122,237
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,265,064
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,874,160
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	12,929,790
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2017
5.00%, 5/01/41	1,000	1,115,960
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	2,010	2,212,950
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	2,665	2,796,544
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	1,300	1,338,922
6.50%, 6/01/45 (a)	2,390	2,471,881
6.625%, 6/01/50 (a)	4,150	4,310,024

	Principal Amount (000)	U.S. $ Value
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	$12,395	$11,923,432
Series 2016B
6.08%, 1/01/26 (b)	1,010	964,611
Series 2016C
Zero Coupon, 1/01/36 (b)	3,010	994,233
Series 2016D
Zero Coupon, 1/01/57 (b)	61,815	3,720,027
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	5,635	6,440,242

		112,081,280

Puerto Rico - 0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26 (c)	11,955	9,937,594
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,444,387

		11,381,981

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,285	6,892,822

South Carolina - 0.1%
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/43	1,480	1,602,544
Series 2013B
5.125%, 12/01/43	1,120	1,212,736

		2,815,280

South Dakota - 0.7%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	17,200	19,095,956

Tennessee - 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	15,000	14,478,900

	Principal Amount (000)	U.S. $ Value
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	$4,850	$5,172,816
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,577,676
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)	500	520,315
5.625%, 1/01/46 (a)	1,000	1,034,760
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	5,650	6,231,780
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/32 (a)	2,200	2,268,200
5.25%, 12/01/42 (a)	5,700	5,885,421
5.375%, 12/01/47 (a)	1,700	1,760,622
Series 2014
5.25%, 12/01/44-12/01/49 (a)	4,325	4,502,080

		44,432,570

Texas - 9.5%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	2,175	2,310,959
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	2,095,132
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	1,500	1,521,045
5.25%, 12/01/35	1,200	1,272,732
Central Texas Regional Mobility Authority
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	29,045,338
Series 2016
5.00%, 1/01/40-1/01/46	12,990	14,212,266
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,162,972
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	14,044,338
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,047,126

	Principal Amount (000)	U.S. $ Value
Clifton Higher Education Finance Corp.
Series 2011
5.75%, 8/15/41	$1,000	$1,128,420
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/32-8/15/42	6,470	6,786,501
Series 2013
6.00%, 8/15/43	1,000	1,140,410
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)(b)	2,000	2,065,060
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,690,141
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,702,192
El Paso County Hospital District
Series 2017
5.00%, 8/15/33	3,940	4,378,561
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/33-10/15/44	14,815	16,031,796
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,934,190
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	6,985	7,275,506
New Hope Cultural Education Facilities Finance Corp (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/47	3,500	3,904,460
New Hope Cultural Education Facilities Finance Corp (Longhorn Village)
Series 2017
5.00%, 1/01/42-1/01/47 (a)	7,500	7,887,555
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37 (a)	2,285	2,415,131
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/46	3,400	3,501,320

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016A
5.375%, 11/15/36 (a)	$500	$501,510
5.50%, 11/15/46-11/15/52 (a)	2,150	2,149,005
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	3,100	3,291,580
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	1,000	1,075,590
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	16,596,435
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,327,956
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,496,550
Red River Education Finance Corp. (St Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,199,660
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	2,000	2,301,160
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,482,429
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	5,720	1,372,800
Tarrant County Cultural Education Facilities Finance Corp (CC Young Memorial Home Obligated Group) 2017A
6.375%, 2/15/52 (a)	3,000	3,161,850
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	4,000	4,001,840
Series 2014
5.625%, 11/15/41	3,250	3,319,680
Series 2015I
5.50%, 11/15/45	1,880	1,905,737

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)	$5,000	$5,305,900
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)	2,000	1,853,940
8.25%, 11/15/44 (a)	10,700	9,573,183
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,156,799
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	6,984,189
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	529,865
5.25%, 8/15/42	2,375	2,442,521
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (a)	860	984,769
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	1,985	2,191,480
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (a)	3,000	3,739,560

		245,499,139

Utah - 0.3%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	3,435	3,734,498
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,957,907
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	894,090
6.55%, 7/15/42	1,890	2,001,604

		8,588,099

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	3,100	3,286,744

	Principal Amount (000)	U.S. $ Value
Virginia - 3.9%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	$1,750	$1,939,525
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	470	484,706
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	4,952,452
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47 (a)	6,520	6,795,649
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/47 (a)	1,665	1,766,432
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2017A
5.00%, 1/01/42-1/01/48	1,940	2,088,602
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	2,915	3,152,922
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/37 (a)	3,000	3,211,950
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,300	1,317,563
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	30,935	30,025,511
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (f)	9,200	10,480,824
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (b)	4,310	4,536,149
Series 2015B
5.00%, 7/01/45 (b)	4,000	4,199,880
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,853,829

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC)
Series 2012
5.50%, 1/01/42	$17,045	$18,769,954

		100,575,948

Washington - 3.2%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38 (a)	5,700	5,437,572
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (f)	7,500	8,138,100
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,593,675
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	5,340	5,919,090
Series 2017B
5.00%, 7/01/33	2,835	3,201,112
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,574,934
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/36-8/15/37	9,800	10,814,146
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,452,995
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	18,350	20,001,316
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (b)	6,625	6,955,794
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,482,422
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	4,185	4,842,087

		82,413,243

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	$5,760	$5,607,418
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.978%, 2/15/34 (i)	1,950	1,825,356
West Virginia Hospital Finance Authority (West Virginia University Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,771,638

		15,204,412

Wisconsin - 3.3%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	435	459,734
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,127,080
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	14,745	17,021,480
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	8,770	8,830,864
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,202,336
Series 2016D
4.05%, 11/01/30	1,780	1,819,694
Wisconsin Public Finance Authority (Denver International Airport Great Hall Project)
Series 2017
5.00%, 9/30/49	5,000	5,431,750
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/47	1,000	1,059,490
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	17,450	17,159,981
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)(b)	15,159	15,176,808

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44 (a)	$1,100	$1,180,696
6.00%, 11/15/49 (a)	1,500	1,627,035
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,871,614
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (b)	1,725	1,770,195

		85,738,757

Total Municipal Obligations (cost $2,574,350,809)		2,633,156,620

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Corporates - Investment Grade - 0.5%
Industrial - 0.5%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18 (a)(g)(l) (cost $13,035,000)	13,035	13,035,000

Total Investments - 102.2% (cost $2,587,385,809) (m)		2,646,191,620
Other assets less liabilities - (2.2)%		(58,097,705)

Net Assets - 100.0%		$2,588,093,915

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.17%	USD	6,914	$(323,499)	$(416,554)	$93,055
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	3,208	(150,099)	(131,637)	(18,462)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	7,396	(346,051)	(447,565)	101,514

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.17%	USD	2,766	$(129,418)	$(160,746)	$31,328
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	2,766	(129,418)	(150,391)	20,973
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	3,873	(181,428)	(154,669)	(26,759)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.17	USD	1,077	(50,391)	(44,410)	(5,981)

						$(1,310,304)	$(1,505,972)	$195,668

*	Termination date

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $276,246,202 or 10.7% of net assets.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
7.50%, 12/01/32	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A
7.00%, 06/01/47	9/07/12	8,995,000	6,701,275	0.26%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015
12.00%, 01/01/22	7/10/15	5,000,000	4,836,000	0.19%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
8.38%, 07/01/39	7/31/14	11,810,208	170,000	0.01%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B
10.50%, 07/01/39	11/22/13	5,203,615	72,500	0.00%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000
6.63%, 06/01/26	12/12/16	$11,361,843	$9,937,594	0.38%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B
8.00%, 07/01/38	5/08/13	5,720,000	1,372,800	0.05%

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.37% of net assets as of February 28, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Florida Development Finance Corp. (Tuscan Isle Obligated Group) Series 2015A
7.00%, 6/01/45	1/21/15	$4,193,460	$3,318,798	0.13%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013
8.50%, 12/01/30	7/24/13	9,686,084	10,165,650	0.39%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2014
9.00%, 12/01/25	12/29/14	5,840,000	5,898,400	0.23%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2016
9.00%, 12/01/25	5/26/16	2,588,983	2,918,900	0.11%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014C
2.00%, 1/01/49	11/26/14	19,330	328,612	0.01%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	1/12/18	5,795,000	5,795,000	0.22%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	4/24/17	2,375,000	2,375,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	6/15/16	2,260,000	2,260,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	11/17/17	1,450,000	1,450,000	0.06%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	7/13/17	1,155,000	1,155,000	0.04%

(h)	Illiquid security.
(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $40,195,636 or 1.55% of net assets.
(j)	When-Issued or delayed delivery security.

(k)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(l)	Fair valued by the Adviser.
(m)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,524,468 and gross unrealized depreciation of investments was $(54,522,990), resulting in net unrealized appreciation of $59,001,478.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Arizona	$	– 0	–	$15,232,591		$17,649,839	$32,882,430
California		– 0	–	106,666,841		54,505,859	161,172,700
Colorado		– 0	–	12,628,561		22,653,601	35,282,162
District of Columbia		– 0	–	21,119,004		2,102,340	23,221,344
Florida		– 0	–	122,357,970		18,938,847	141,296,817
Illinois		– 0	–	290,603,826		62,425,057	353,028,883
Indiana		– 0	–	40,999,959		2,056,360	43,056,319
Kentucky		– 0	–	38,511,360		21,562,617	60,073,977
Louisiana		– 0	–	32,447,502		13,619,520	46,067,022
Maryland		– 0	–	8,639,904		5,556,735	14,196,639
Massachusetts		– 0	–	57,718,831		22,192,930	79,911,761
Michigan		– 0	–	107,440,624		28,145,036	135,585,660
Missouri		– 0	–	23,336,362		9,190,549	32,526,911
New York		– 0	–	172,935,117		40,354,161	213,289,278
North Carolina		– 0	–	1,103,190		4,064,916	5,168,106
Ohio		– 0	–	101,151,337		24,296,625	125,447,962
Oklahoma		– 0	–	– 0	–	4,177,831	4,177,831
Oregon		– 0	–	11,504,450		8,979,485	20,483,935
Pennsylvania		– 0	–	61,637,127		50,444,153	112,081,280
Tennessee		– 0	–	13,982,272		30,450,298	44,432,570
Texas		– 0	–	198,896,136		46,603,003	245,499,139
Utah		– 0	–	4,853,601		3,734,498	8,588,099
Vermont		– 0	–	– 0	–	3,286,744	3,286,744
Virginia		– 0	–	83,846,726		16,729,222	100,575,948

Investments in Securities:	Level 1			Level 2			Level 3			Total
Washington	$	– 0	–		$52,132,268			$30,280,975			$82,413,243
Wisconsin		– 0	–		24,741,893			60,996,864			85,738,757
Other		– 0	–		423,671,103			– 0	–		423,671,103
Short-Term Investments		– 0	–		– 0	–		13,035,000			13,035,000

Total Investments in Securities		– 0	–		2,028,158,555			618,033,065			2,646,191,620
Other Financial Instruments(a):
Assets	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Liabilities:
Credit Default Swaps		– 0	–		(1,310,304)			– 0	–		(1,310,304)

Total(b)	$	– 0	–		$2,026,848,251			$618,033,065			$2,644,881,316

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and Swaptions written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates - Investment Grade			Total
Balance as of 5/31/17	$619,688,854			$4,635,000		$624,323,854
Accrued discounts/(premiums)	(68,748)			– 0	–	(68,748)
Realized gain (loss)	7,066,419			– 0	–	7,066,419
Change in unrealized appreciation/depreciation	(6,967,383)			– 0	–	(6,967,383)
Purchases	106,949,392			8,400,000		115,349,392
Sales	(124,772,262)			– 0	–	(124,772,262)
Transfers in to Level 3	3,101,793			– 0	–	3,101,793
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 02/28/18	$604,998,065			$13,035,000		$618,033,065

Net change in unrealized appreciation/depreciation from investments held as of 02/28/18	$1,071,155		$	– 0	–	$1,071,155

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at February 28, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 2/28/18	Valuation Technique	Unobservable Input	Input
Corporates—Investment Grade	$13,035,000	Market Approach	Par Value	$100.00 / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$199	$416,814	$417,013	$	– 0	–	$133

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
California - 96.2%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/37	$13,585	$15,158,615
Anaheim Housing & Public Improvements Authority
5.00%, 10/01/34-10/01/36	6,280	6,907,143
Series 2016
5.00%, 10/01/34 (Pre-refunded/ETM) (a)	1,930	2,150,309
5.00%, 10/01/35 (Pre-refunded/ETM) (a)	1,700	1,894,055
5.00%, 10/01/36 (Pre-refunded/ETM) (a)	1,020	1,136,433
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	3,785,313
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,558,022
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,761,400
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,823,280
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26 (a)	640	643,526
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	4,905,948
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	3,000	3,342,450
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,366,975
Series 2015
5.00%, 11/01/31	2,000	2,254,460
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,362,100
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/35-8/15/47	7,365	8,292,423
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,223,312
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,614,750

	Principal Amount (000)	U.S. $ Value
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/34-11/15/36	$9,180	$10,653,200
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36-6/01/46	3,400	3,675,960
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,431,478
California Municipal Finance Authority (Biola University, Inc.)
Series 2017
5.00%, 10/01/32-10/01/39	5,510	6,330,117
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	7,425	8,055,679
California Municipal Finance Authority (Eisenhower Medical Center)
Series 2017A
5.00%, 7/01/34-7/01/36	5,050	5,704,625
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45 (a)	1,295	1,276,559
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(b)(c)(d)	2,745	411,750
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	3,665	3,970,587
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (a)(e)	2,750	2,780,662
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (e)	4,000	4,299,080
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/47 (a)(e)	2,765	2,828,076
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (a)(e)	5,235	5,315,946
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (e)	1,000	1,058,310

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	$600	$652,812
Series 2017A
5.00%, 7/01/37-7/01/47 (e)	3,420	3,759,587
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (a)(e)	3,500	3,594,830
Series 2017A
5.125%, 6/01/47 (a)(e)	700	724,934
Series 2017G
5.00%, 6/01/37-6/01/53 (a)(e)	1,910	1,957,909
California School Finance Authority (Summit Public Schools Obligated Group)
Series 2017
5.00%, 6/01/53 (e)	2,550	2,720,952
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	614,169
5.875%, 10/01/44	1,000	1,072,820
6.00%, 10/01/49	715	763,720
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,508,500
California State University
Series 2016A
4.00%, 11/01/34	1,000	1,052,630
Series 2017A
5.00%, 11/01/36	2,500	2,897,925
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,278,594
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,033,045
California Statewide Communities Development Authority (California Baptist University)
Series 2017A
5.00%, 11/01/32-11/01/41 (a)(e)	3,010	3,264,116
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/34-5/15/36	3,910	4,415,833
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (e)	5,000	5,337,100

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(e)	$1,800	$1,906,614
5.375%, 11/01/49 (a)(e)	2,500	2,666,075
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,281,040
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 5/01/40-5/01/43	2,000	2,248,390
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,049,884
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,925,947
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,155,688
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,711,350
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	8,713,298
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,370,725
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,417,625
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,621,320
City of Redding CA
NATL Series 1992
11.049%, 7/01/22 (Pre-refunded/ETM) (f)	650	778,960
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,552,041
City of Roseville CA
Series 2017A
5.00%, 9/01/33-9/01/34 (a)	2,320	2,581,836
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/36 (a)	755	792,289

	Principal Amount (000)	U.S. $ Value
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	$5,000	$5,637,350
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	1,991,434
City of Upland CA COP (San Antonio Regional Hospital)
Series 2017
5.00%, 1/01/32-1/01/47	3,750	4,149,682
Contra Costa County Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 8/01/33	1,675	1,938,997
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	395	411,930
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45 (a)	2,240	2,454,485
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	1,980,219
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,709,850
El Dorado Irrigation District/El Dorado County Water Agency
Series 2016C
5.00%, 3/01/36	4,750	5,428,300
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40 (a)	4,000	4,373,360
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,885,641
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	5,000	5,752,480
Irvine Unified School District
Series 2017B
5.00%, 9/01/47 (a)	1,000	1,104,150
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,783,793
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35 (a)	4,925	5,469,876
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/29	6,580	7,271,551

	Principal Amount (000)	U.S. $ Value
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	$3,500	$4,128,320
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	5,764,950
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,364,116
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/35	7,480	7,819,816
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM)	1,580	1,715,185
6.00%, 3/01/36 (Pre-refunded/ETM)	1,125	1,224,011
Norman Y Mineta San Jose International Airport SJC
Series 2017A
5.00%, 3/01/33-3/01/37	8,400	9,530,770
Series 2017B
5.00%, 3/01/35	3,000	3,452,190
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,158,508
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,693,869
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	5,881,995
Palomar Health
Series 2016
5.00%, 11/01/36	5,000	5,458,450
Series 2016A
5.00%, 8/01/31	1,285	1,457,447
Series 2017
5.00%, 11/01/42	1,000	1,081,110
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	22,483,675
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	970	1,061,733
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34 (a)	2,500	2,738,510
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,539,351

	Principal Amount (000)	U.S. $ Value
Rialto Redevelopment Agency
Series 2018
5.00%, 9/01/32-9/01/37 (g)	$3,235	$3,678,021
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	9,165	10,681,166
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	5,000	5,771,900
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36 (Pre-refunded/ETM) (a)	680	735,162
5.00%, 3/01/36-3/01/42	2,445	2,602,548
5.00%, 3/01/42 (Pre-refunded/ETM) (a)	1,125	1,216,260
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	17,703,425
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.25%, 3/01/25	15,000	16,304,250
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,620,303
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2017A
5.00%, 5/01/42	2,000	2,236,700
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,318,690
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,785,260
AGM Series 2000A
6.125%, 1/01/27	1,480	1,485,269
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29 (a)	1,310	1,448,336
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco-Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,273,950
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,278,740
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,421,400

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	$20,000	$19,032,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	22,557,250
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32-7/15/35	6,605	6,977,921
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	5,487,696
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	320	329,421
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,393,352
State of California
Series 2004
5.30%, 4/01/29	5	5,016
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,296,250
Series 2014
5.00%, 12/01/30	2,000	2,283,300
Series 2017
5.00%, 8/01/35	5,000	5,726,600
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,629,000
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24 (Pre-refunded/ETM)	95	95,899
Series 2008AE
5.00%, 12/01/27 (Pre-refunded/ETM)	100	100,946
Series 2009A
5.00%, 12/01/29 (Pre-refunded/ETM)	930	956,124
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,268,986
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,159,859
6.00%, 9/01/30	1,395	1,526,325
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,500	3,981,256
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1)
Series 2012
5.25%, 9/01/26-9/01/28 (a)	2,375	2,551,569
5.50%, 9/01/30-9/01/33 (a)	2,135	2,296,566

	Principal Amount (000)	U.S. $ Value
Tustin Community Facilities District No 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	$3,780	$4,269,083
University of California
Series 2013A
5.00%, 5/15/32	9,000	10,217,970
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	8,847,772
Washington Township Health Care District
Series 2017B
5.00%, 7/01/32-7/01/33	3,500	3,874,805
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32 (a)	1,050	1,142,474
AMBAC Series 2004
5.375%, 7/01/21-7/01/24 (a)	4,720	4,730,384

		689,591,609

Guam - 1.0%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,335	1,427,342
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	5,240	5,676,321

		7,103,663

Massachusetts - 0.9%
Commonwealth of Massachusetts
NATL Series 2000E
2.206%, 12/01/30 (h)	3,125	3,125,000
NATL Series 2000G
2.131%, 12/01/30 (h)	3,150	3,150,000

		6,275,000

New York - 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.153%, 1/01/39 (h)	1,300	1,245,387

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,700	1,557,982

Texas - 0.7%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,370,768

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$1,525	$1,651,301

		5,022,069

Total Municipal Obligations (cost $676,243,144)		710,795,710

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (i)(j)(k) (cost $3,398,479)	3,398,479	3,398,479

Total Investments - 99.7% (cost $679,641,623) (l)		714,194,189
Other assets less liabilities - 0.3%		2,327,357

Net Assets - 100.0%		$716,521,546

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
7.50%, 12/01/32	12/22/11	$2,745,000	$411,750	0.06%

(c)	Defaulted.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $42,214,191 or 5.9% of net assets.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	When-Issued or delayed delivery security.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $7,520,387 or 1.05% of net assets.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(l)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,197,072 and gross unrealized depreciation of investments was $(5,644,507), resulting in net unrealized appreciation of $34,552,566.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.8% and 0.2%, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2.Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$644,608,659		$66,187,051		$710,795,710
Short-Term Investments		3,398,479		– 0	–	– 0	–	3,398,479

Total Investments in Securities		3,398,479		644,608,659		66,187,051		714,194,189
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$3,398,479		$644,608,659		$66,187,051		$714,194,189

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$56,740,478		$56,740,478
Accrued discounts/(premiums)	(209,302)		(209,302)
Realized gain (loss)	146,812		146,812
Change in unrealized appreciation/depreciation	313,036		313,036
Purchases	15,341,171		15,341,171
Sales	(6,145,144)		(6,145,144)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$66,187,051		$66,187,051

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$491,324		$491,324

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,117	$71,402	$72,121	$3,398	$18

AB Municipal Income Fund, Inc.

New York Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.7%
Long-Term Municipal Bonds - 96.9%
New York - 93.5%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,856,564
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,693,455
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 1/01/42	2,250	2,526,187
Build NYC Resource Corp. (City University of New York/The)
Series 2014A
5.00%, 6/01/30-6/01/33	2,430	2,751,702
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/34	550	619,559
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,460,841
5.50%, 11/01/44	1,625	1,686,295
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,074,370
City of New York NY
Series 2014A
5.00%, 8/01/31	2,000	2,286,920
Series 2014J
5.00%, 8/01/30	10,000	11,453,700
Series 2016A
5.00%, 8/01/37	5,000	5,655,200
Series 2016B
5.00%, 12/01/34	2,000	2,289,100
Series 2016C
5.00%, 8/01/32	5,000	5,695,900
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,166,942
5.50%, 6/15/32	1,320	1,441,730
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	6,000,873
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	11,730,727
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,357,693
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2014A
5.00%, 7/01/44	4,175	4,549,915

	Principal Amount (000)	U.S. $ Value
Series 2016B
5.00%, 7/01/46	$4,900	$5,408,277
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,728,882
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	8,114,792
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,440,217
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	708,994
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,189,012
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/39	5,000	5,683,200
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (a)(b)	1,000	940,040
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,786,825
Series 2014A
5.00%, 9/01/35	1,000	1,113,520
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	12,450,643
Series 2017
5.00%, 9/01/47	5,800	6,532,772
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	4,300	4,802,111
Series 2012F
5.00%, 11/15/27	7,070	7,922,713
Series 2014B
5.00%, 11/15/44	12,000	13,205,880
Series 2017C
5.00%, 11/15/33	5,000	5,806,300
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	18,496,588
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,131,198
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2017
5.00%, 12/01/34	1,150	1,283,756

	Principal Amount (000)	U.S. $ Value
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (b)	$1,590	$1,691,967
Series 2014C
2.00%, 1/01/49 (b)(c)(d)(e)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,650,610
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	15,763,054
Series 2013BB
5.00%, 6/15/46	5,000	5,586,300
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	5,896,229
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM) (b)	5	5,541
5.00%, 5/01/32-5/01/33	12,495	14,032,580
Series 2016F
5.00%, 2/01/32	10,000	11,429,700
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,635,288
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,414,170
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,263,419
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,448,635
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,692,498
New York State Dormitory Authority
Series 2008A
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,239,376
Series 2010A
5.00%, 7/01/27 (Pre-refunded/ETM)	3,740	4,034,151
5.00%, 7/01/29 (Pre-refunded/ETM)	2,000	2,157,300
5.00%, 7/01/31 (Pre-refunded/ETM)	3,545	3,823,814
Series 2011A
5.00%, 7/01/28 (Pre-refunded/ETM)	6,690	7,390,309

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	$1,300	$1,362,231
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,295,902
Series 2008C
5.00%, 7/01/29	2,000	2,148,700
Series 2009A
5.00%, 7/01/25	2,465	2,579,179
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,685,950
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	6,795	7,231,579
New York State Dormitory Authority (New School/The)
Series 2016A
5.00%, 7/01/35	2,815	3,149,140
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/36	3,000	3,348,810
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,286,500
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,620,700
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,129,250
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (f)	4,000	4,325,000
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,001,840
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,146,420
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,721,521

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	$2,000	$2,260,690
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	4,000	4,611,720
Series 2017B
5.00%, 2/15/33	12,095	14,051,366
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,292,180
Series 2017A
5.00%, 7/01/37	2,515	2,875,399
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,783,658
Series 2012A
5.00%, 7/01/31	1,200	1,330,176
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
2.18%, 12/01/20 (g)	1,000	1,000,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.153%, 1/01/39 (g)	5,975	5,723,990
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,147,320
Series 2017E
5.00%, 6/15/42	2,100	2,416,071
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,068,100
Series 2016A
5.00%, 1/01/32	5,000	5,663,250
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,407,850
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/31	8,035	8,506,976
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	4,250	4,384,922
5.00%, 7/01/34-7/01/46	4,500	4,915,840

	Principal Amount (000)	U.S. $ Value
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM) (b)	$2,610	$2,944,759
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM) (b)	1,250	1,309,112
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	4,722,280
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	13,998,140
Series 2013178
5.00%, 12/01/31	5,000	5,574,400
Series 2014
5.00%, 9/01/31	5,000	5,614,600
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	7,161,205
Schenectady County Capital Resource Corp. (Trustees of Union College)
Series 2017
5.00%, 1/01/40	2,600	2,931,838
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (b)	875	965,099
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,542,205
Series 2014C
5.00%, 7/01/31	2,500	2,743,900
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,542,457
Triborough Bridge & Tunnel Authority
Series 2008D
5.00%, 11/15/26 (Pre-refunded/ETM) (b)	6,170	6,330,852
5.00%, 11/15/26	3,830	3,922,724
Series 2011A
5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,585,600
Series 2013C
5.00%, 11/15/32	5,000	5,629,500
Series 2017B
5.00%, 11/15/36	3,000	3,448,020
Series 2018
5.00%, 11/15/43 (b)	5,000	5,745,050
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,177,480

	Principal Amount (000)	U.S. $ Value
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	$325	$315,526
5.25%, 9/15/42-9/15/53 (b)	875	854,803
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,460,400
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM) (b)	870	966,283
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	1,932,192
Westchester County Local Development Corp. (Purchase Housing Corp. II)
Series 2017
5.00%, 6/01/42-6/01/47	2,000	2,227,620
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	10,325	10,909,188
Westchester County Local Development Corp. (Westchester County Healthcare Corp/NY)
Series 2010B
6.00%, 11/01/30	130	141,300

		567,464,420

Florida - 0.1%
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (b)	45	42,815
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (b)	680	667,107

		709,922

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,275	1,363,192
Series 2017
5.00%, 7/01/34-7/01/40	2,475	2,690,292
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	4,430	4,797,513

		8,850,997

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000F
2.16%, 12/01/30 (g)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	$1,500	$1,374,690

Puerto Rico - 0.4%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,877,319
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	887,500

		2,764,819

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	2,983,959
7.50%, 6/30/32	1,225	1,373,862
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,461,807

		5,819,628

Total Long-Term Municipal Bonds (cost $570,628,536)		587,984,476

SHORT-TERM MUNICIPAL NOTES - 0.8%
New York - 0.8%
City of New York NY
Series 2013D
1.10%, 8/01/40 (h) (cost $5,000,000)	5,000	5,000,000

Total Municipal Obligations (cost $575,628,536)		592,984,476

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (i)(j)k) (cost $9,140,270)	9,140,270	9,140,270

Total Investments - 99.2% (cost $584,768,806) (l)		$602,124,746
Other assets less liabilities - 0.8%		4,918,188

Net Assets - 100.0%		$607,042,934

CENTRALLY CLEARED INTEREST RATE SWAPS
		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 17,450	10/04/21	3 Month LIBOR	1.286%	Quarterly/ Semi- Annual	$(806,479)	$0	$(806,479)
USD 17,450	10/04/21	1.286%	3 Month LIBOR	Semi- Annual/ Quarterly	806,481	28,654	777,827

					$2	$28,654	$(28,652)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of February 28, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$940,040	0.15%

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Illiquid security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the market value of this security amounted to $4,325,000 or 0.7% of net assets.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $7,723,990 or 1.27% of net assets.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,185,170 and gross unrealized depreciation of investments was $(3,857,882), resulting in net unrealized appreciation of $17,327,288.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$565,108,199		$22,876,277		$587,984,476
Short-Term Municipal Notes		– 0	–	5,000,000		– 0	–	5,000,000
Short-Term Investments		9,140,270		– 0	–	– 0	–	9,140,270

Total Investments in Securities		9,140,270		570,108,199		22,876,277		602,124,746
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	806,481		– 0	–	806,481
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(806,479)		– 0	–	(806,479)

Total(b)		$9,140,270		$570,108,201		$22,876,277		$602,124,748

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$17,553,325		$17,553,325
Accrued discounts/(premiums)	(21,615)		(21,615)
Realized gain (loss)	23,028		23,028
Change in unrealized appreciation/depreciation	(445,432)		(445,432)
Purchases	6,990,034		6,990,034
Sales	(1,223,063)		(1,223,063)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$22,876,277		$22,876,277

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(428,733)		$(428,733)

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$89,699	$80,559	$9,140	$65

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018